RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [Text Block]

11. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

Related parties include the Board of Directors and officers and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

As December 31, 2021, $693,344 (December 31, 2020 - $641,541; January 1, 2020 - $392,463) was due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses. Receivables from related parties (related to rent and office expenses) as of December 31, 2021 were $Nil (December 31, 2020 - $7,474; January 1, 2020 - $16,465) and was recorded in receivables.

Key Management Compensation:

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company's Board of Directors and corporate officers.

Remuneration attributed to executives and directors for the years ended December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Short-term benefits*	$1,806,716	$1,583,279
Associate companies**	(18,137)	(23,061)
Stock-based compensation	1,173,216	1,314,431
Total	$2,961,795	$2,874,649

*Short-term employment benefits include salaries, consulting fees, vacation accruals and bonus accruals for key management. It also includes directors' fees for non-executive members of the Company's Board of Directors.

**Net of payable/receivable/GST due to/from entities for which Integra's directors are executives, mostly related to rent and office expenses.

In the current year ended December 31, 2021, the Company issued 30,168 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of each quarter. DSUs granted in the previous periods vested in full at the grant date. DSUs granted in December 2021 will vest in 12 months. The share-based payment related to these DSUs was calculated as $75,086, of which $57,881 was expensed in the current year (included in the above table under stock-based compensation).

The Company did not issue DSUs in lieu of directors' fees in 2020. The option to receive DSUs in lieu of cash directors' fees was introduced in 2021 in order to encourage insiders' ownership.